Annual Operating Expenses - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2023
Fidelity Advisor Mid Cap Value Fund - Class A
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	1.08%
Fidelity Advisor Mid Cap Value Fund - Class C
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.85%
Fidelity Advisor Mid Cap Value Fund - Class M
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.26%
Total annual operating expenses	1.34%
Fidelity Advisor Mid Cap Value Fund - Class I
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.81%
Fidelity Advisor Mid Cap Value Fund - Class Z
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.67%